Related Party Transactions (Details) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 07, 2020	Feb. 03, 2020	May 28, 2020	May 19, 2020	Feb. 14, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020	Feb. 29, 2020	Feb. 04, 2020	Jun. 04, 2019
Related Party Transactions (Textual)
Common stock shares issued													10,000
Stock split		1:575
Public offering percentage							3.50%
Sponsor fee				$ 10,000		$ 14,194	$ 44,194
Borrowing of note payable					$ 300,000	300,000	300,000					$ 50,000
Note payable balance						100,000	100,000			$ 50,000	$ 50,000
Office space per month					10,000
Note payable to related party					$ 50,000
Accounts payable and accrued expenses						145,000	145,000
EOS ENERGY STORAGE, LLC [Member]
Related Party Transactions (Textual)
Advances to affiliates						23,000	23,000	$ 23,000
Total costs incurred							0	19,000	$ 274,000
Unpaid management fees						$ 73,000	$ 73,000	73,000	54,000
Unpaid balance of advances to affiliates								$ 23,000	$ 23,000
Common Class B [Member]
Related Party Transactions (Textual)
Common stock shares issued					5,750,000	4,375,000	4,375,000	4,375,000			5,750,000
Sponsor for cancellation				718,750
Total shares				5,031,250
Forfeiture shares				656,250
Percentage of shares				20.00%
Number of founder shares		5,750,000
Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transactions (Textual)
Forfeiture shares			656,250
Percentage of shares			20.00%
Class A Common Stock
Related Party Transactions (Textual)
Common stock shares issued						1,271,195	1,271,195
Share price						$ 12.00	$ 12.00
Trading days					The Company’s initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any consecutive 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.		The Company's initial stockholders, officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any consecutive 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Equity Commitment Letter [Member]
Related Party Transactions (Textual)
Common stock shares issued	4,000,000
Aggregate share value	$ 40,000,000
Share price	$ 10.00
Forward purchase agreement, description	The Equity Commitment Letter effectively terminated the forward purchase agreement entered at the time of the Public Offering requiring the Sponsor and its affiliate to purchase immediately prior to the closing of the Business Combination an aggregate of 2,500,000 units, each comprised of one share of Class A common stock and one-half of one warrant.
Forward Purchase Agreement [Member]
Related Party Transactions (Textual)
Total shares					2,500,000
Aggregate share value					$ 25,000,000
Share price					$ 10.00